Goodwill And Other Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill And Other Intangible Assets

8. GOODWILL AND INTANGIBLE ASSETS

The following table presents the components of intangible assets subject to amortization:

(¥ in millions)
	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Software	¥16,292	¥(8,378)	¥7,914	¥13,760	¥(7,777)	¥5,983
Customer relationships	6,441	—	6,441	—	—	—
Technological know-how	3,051	(4)	3,047	11	(3)	8
Others	4,785	(309)	4,476	589	(265)	324

Total	¥30,569	¥(8,691)	¥21,878	¥14,360	¥(8,045)	¥6,315

Intangible assets subject to amortization acquired for the year ended March 31, 2012 was ¥17,414 million, which mainly resulted from acquisition of a business (See Note 7. BUSINESS COMBINATION) and software of ¥3,751 million. The amortization periods for the acquired software is mainly five years.

Intangible assets subject to amortization acquired for the year ended March 31, 2011 was ¥1,372 million, which mainly consists of software of ¥1,338 million. The amortization periods for the acquired software is mainly five years.

The amounts of intangible assets not subject to amortization were not material at March 31, 2012 and 2011.

The aggregate amortization expense of intangible assets subject to amortization for the years ended March 31, 2012, 2011, and 2010 are ¥2,009 million, ¥2,313 million, and ¥2109 million, respectively.

The following table presents the estimated aggregate amortization expenses for intangible assets for each of the next five years:

(¥ in millions)
Years ending March 31:
2013	¥4,382
2014	3,316
2015	2,781
2016	2,313
2017	2,114

The goodwill is allocated to the reporting unit in which the business that created the goodwill resides, and substantially all of the goodwill resides in Farm and Industrial Machinery segment. The carrying amounts of goodwill in the Farm & Industrial Machinery segment are ¥4,618 million, ¥718 million and ¥711 million at March 31, 2012, 2011, and 2010, respectively.

The changes in the carrying amount of goodwill in Farm & Industrial Machinery segment for the year ended March 31, 2012 is a result of the acquisition of a business (See Note 7. BUSINESS COMBINATION) and the effect of foreign currency exchange rate changes and for the year ended March 31, 2011 is a result of the effect of foreign currency exchange rate changes.

Accumulated impairment losses on goodwill were not recognized for the years ended March 31, 2012, March 31, 2011 or March 31, 2010, respectively.